Significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net current liabilities	$ 8,400,000	$ 7,000,000.0
Current assets	1,973,987	2,115,618
Current liabilities	10,356,668	9,082,597
Proceeds from issuance of private placement	$ 2,000,000.0
Ordinary shares unrestricted to issue up to	1,201,821
Share based compensation expense	$ 1,237,876
Bank loan [member]
IfrsStatementLineItems [Line Items]
Loan payable	3,500,000
Directors and shareholders [member]
IfrsStatementLineItems [Line Items]
Loan payable	$ 2,400,000